Deposits - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure Of Deposits [Line Items]
Deposits eligible for early redemption without penalty	$ 27,353	$ 30,051
Commercial paper	8,358	9,495
Covered bonds	24,699	25,465
Unencumbered liquid assets	$ 306,120	$ 249,650